Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash equivalents.	$ 0
Deferred income	$ 72,808	$ 88,505
Options outstanding	0	1,714,919
Potentially dilutive securities outstanding	0	1,714,919